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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a semi-annual filing for one of its series, Evergreen Equity Index Fund, for the six months ended January 31, 2010. This series has July 31 fiscal year end.

Date of reporting period: January 31, 2010

Item 1 - Reports to Stockholders.

Evergreen Equity Index Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
41	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

March 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Equity Index Fund for the six-month period ended January 31, 2010 (the “period”).

The period brought welcome signs of economic improvement, supporting a strong rally in the financial markets after a streak of six consecutive quarterly declines. Gross domestic product (“GDP”) growth was 2.2% for the third quarter of 2009 and 5.7% for the fourth quarter, the strongest since 2003. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, with much of the growth attributable to government stimulus, questions remained over the sustainability of the recovery. By the end of the period, the National Bureau of Economic Research had not declared an official end to the recession.

The unemployment rate rose but appeared to plateau during the period. Unemployment climbed to 10.1% in October 2009—its highest level in more than 25 years—before edging down to close the period at 9.7%. The pace of job losses had slowed as the period came to a close. The Labor Department reported that 20,000 jobs were lost in January 2010, a significant improvement from the monthly job losses of approximately 700,000 at the height of the recession. Other encouraging news in January included increases in temporary jobs, average hours worked, hourly earnings, and manufacturing employment. Still, since the start of the recession, more than 8 million jobs had been lost by the end of the period.

Other economic statistics also began to show signs of improvement. Industrial production, manufacturing, and consumer sentiment had all improved as the period ended. Retail sales improved in the latter months of the period, helped in part by the “cash-for-clunkers” program that temporarily boosted auto sales. Home sales and prices also stabilized and began to show signs of improvement in many areas of the country, spurred in part by the government’s $8,000 tax credit for first-time home buyers.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending did not expand during the period. This indicates that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. During the period, however, debate began to escalate over the need for the Fed to outline an “exit strategy” from its stimulus programs. Despite that debate, the Federal Open Market Committee (the “FOMC”) held the federal funds rate at the range of 0% to 0.25% that it first targeted in

LETTER TO SHAREHOLDERS continued

December 2008. The Fed concluded its purchases of longer-term Treasuries in October 2009 but continued to buy mortgage-backed securities, with that program slated to end in March 2010. In its final statement during the period, the FOMC noted the signs of economic improvement but reiterated that it was likely to keep the federal funds rate at exceptionally low levels for an extended period because of the continued substantial economic slack.

After a significant rally in the spring and early summer of 2009, stocks continued to advance throughout most of the period before staging a moderate pullback in the final weeks of January 2010. The markets saw slight corrections during October 2009 and January 2010 as volatility returned due to questions about the sustainability of the economic improvement. The broad market, as represented by the S&P 500 Index, rose more than 26% for all of 2009, with a gain of nearly 65% from the March 9th low through year-end.

During the period, the management team of Evergreen’s value-oriented equity funds tended to emphasize investments in attractively priced and fundamentally sound corporations. The portfolio manager of Evergreen Disciplined Value Fund, for example, used a combination of quantitative tools and traditional fundamental analysis in reviewing opportunities. The manager of Evergreen Enhanced S&P 500® Fund used a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment, and quality. The manager of Evergreen Equity Index Fund maintained a portfolio reflecting the composition of the Standard & Poor’s 500® Index, using a proprietary process to control trading and implementation costs. Management of Evergreen Equity Income Fund emphasized companies they believe have the ability to maintain and incre ase their dividends to shareholders. The management of Evergreen Fundamental Large Cap Fund focused on larger corporations with stable earnings growth records while the management of Evergreen Fundamental Mid Cap Value Fund emphasized mid-sized companies selling at what the management believed to be reasonable valuations. The team managing Evergreen Intrinsic Value Fund sought out investments in established companies selling at stock prices below the managers’ estimate of the company’s intrinsic value. Meanwhile, the management of Evergreen Special Values Fund focused on higher-quality companies believed to have reasonable prices and strong balance sheets, and the management of Evergreen Small Cap Value Fund sought to invest in small companies of sound quality at attractive prices.

We believe that the significant recovery during the period, following an extended period of weakness, underscores the importance of maintaining a disciplined, long-term investment strategy. Although periods of volatility can be challenging for investors, staying focused on a long-term strategy based on individual goals and risk tolerance can

LETTER TO SHAREHOLDERS continued

help avoid missing potential periods of strong recovery.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

Notice to Shareholders:

The Evergreen Funds’ Board of Trustees has unanimously approved the reorganizations of the Evergreen Funds, including the Fund in this report, into Wells Fargo Advantage Funds®. Each reorganization is subject to the satisfaction of a number of conditions, including approval by the Evergreen Fund’s shareholders at a meeting expected to be held in June 2010. It is anticipated that the reorganizations, if they are approved by shareholders and all conditions to the closing are satisfied, will occur in July 2010. Additional information, including a description of the applicable reorganization and information about fees, expenses, and risk factors, will be provided to shareholders of each Evergreen Fund in a Prospectus/Proxy Statement that is expected to be mailed in April, 2010.

The foregoing is not an offer to sell, nor is it a solicitation of an offer to buy, shares of any Wells Fargo Advantage Fund, nor is it a solicitation of any proxy. For more information, or to receive a free copy of the Prospectus/Proxy Statement once a registration statement relating to a proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1.800.343.2898 or visit Evergreeninvestments.com. The Prospectus/Proxy Statement will also be available for free on the Securities and Exchange Commission’s website (www.sec.gov). Please read the Prospectus/Proxy Statement carefully before making any investment decisions.

FUND AT A GLANCE

as of January 31, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 12/31/2009.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

6-month return with sales charge	4.38%	4.19%	8.18%	N/A	N/A

6-month return w/o sales charge	9.58%	9.19%	9.18%	9.70%	9.61%

Average annual return*

1-year with sales charge	26.18%	26.53%	30.53%	N/A	N/A

1-year w/o sales charge	32.48%	31.53%	31.53%	32.81%	32.53%

5-year	-1.30%	-1.43%	-1.08%	-0.09%	-0.33%

10-year	-1.81%	-2.07%	-2.06%	-1.08%	-1.33%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

The fund incurs a 12b-1 fee of 0.25% for Classes A and IS, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares after eight years.

Class B shares are closed to new investments by new and existing shareholders.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares versus a similar investment in the S&P 500® Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses not reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

An index fund cannot modify its investment strategy to respond to changes in the economy, may be particularly susceptible to general market declines, may not track its benchmark perfectly and may have lower returns than its benchmark index due to fees and expenses.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of January 31, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2009 to January 31, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	8/1/2009	1/31/2010	During Period*

Actual
Class A	$1,000.00	$1,095.80	$3.17
Class B	$1,000.00	$1,091.86	$7.12
Class C	$1,000.00	$1,091.79	$7.12
Class I	$1,000.00	$1,096.98	$1.85
Class IS	$1,000.00	$1,096.12	$3.22
Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,022.18	$3.06
Class B	$1,000.00	$1,018.40	$6.87
Class C	$1,000.00	$1,018.40	$6.87
Class I	$1,000.00	$1,023.44	$1.79
Class IS	$1,000.00	$1,022.13	$3.11

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class A, 1.35% for Class B, 1.35% for Class C, 0.35% for Class I and 0.61% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS A		2009	2008	2007	2006	2005

Net asset value, beginning of period	$34.90	$47.29	$54.39	$47.72	$46.12	$41.29

Income from investment operations
Net investment income	0.27	0.76	0.87	0.72	0.64	0.68
Net realized and unrealized gains or losses on investments	3.10	(10.71)	(7.11)	6.66	1.57	4.83

Total from investment operations	3.37	(9.95)	(6.24)	7.38	2.21	5.51

Distributions to shareholders from
Net investment income	(0.26)	(0.76)	(0.86)	(0.71)	(0.61)	(0.68)
Net realized gains	(1.05)	(1.68)	0	0	0	0

Total distributions to shareholders	(1.31)	(2.44)	(0.86)	(0.71)	(0.61)	(0.68)

Net asset value, end of period	$36.96	$34.90	$47.29	$54.39	$47.72	$46.12

Total return[1]	9.58%	(20.30)%	(11.60)%	15.51%	4.82%	13.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$174,610	$172,687	$262,336	$366,413	$241,553	$265,500
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.60%[2]	0.52%	0.50%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	1.00%[2]	1.05%	0.90%	0.88%	0.96%	0.98%
Net investment income	1.42%[2]	2.22%	1.64%	1.35%	1.35%	1.56%
Portfolio turnover rate	3%	6%	7%	14%	6%	4%

1	Excluding applicable sales charges
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS B		2009	2008	2007	2006	2005

Net asset value, beginning of period	$34.72	$47.06	$54.10	$47.46	$45.88	$41.09

Income from investment operations
Net investment income	0.13 [1]	0.52 [1]	0.47 [1]	0.34 [1]	0.28 [1]	0.35 [1]
Net realized and unrealized gains or losses on investments	3.09	(10.69)	(7.07)	6.60	1.58	4.80

Total from investment operations	3.22	(10.17)	(6.60)	6.94	1.86	5.15

Distributions to shareholders from
Net investment income	(0.12)	(0.49)	(0.44)	(0.30)	(0.28)	(0.36)
Net realized gains	(1.05)	(1.68)	0	0	0	0

Total distributions to shareholders	(1.17)	(2.17)	(0.44)	(0.30)	(0.28)	(0.36)

Net asset value, end of period	$36.77	$34.72	$47.06	$54.10	$47.46	$45.88

Total return[2]	9.19%	(20.91)%	(12.26)%	14.65%	4.05%	12.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,959	$28,008	$68,025	$113,488	$141,090	$186,218
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.35%[3]	1.26%	1.26%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.75%[3]	1.79%	1.66%	1.63%	1.69%	1.68%
Net investment income	0.68%[3]	1.51%	0.89%	0.65%	0.60%	0.82%
Portfolio turnover rate	3%	6%	7%	14%	6%	4%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS C		2009	2008	2007	2006	2005

Net asset value, beginning of period	$34.78	$47.10	$54.15	$47.52	$45.95	$41.14

Income from investment operations
Net investment income	0.12	0.49	0.46	0.34 [1]	0.27	0.35 [1]
Net realized and unrealized gains or losses on investments	3.10	(10.66)	(7.05)	6.60	1.58	4.82

Total from investment operations	3.22	(10.17)	(6.59)	6.94	1.85	5.17

Distributions to shareholders from
Net investment income	(0.12)	(0.47)	(0.46)	(0.31)	(0.28)	(0.36)
Net realized gains	(1.05)	(1.68)	0	0	0	0

Total distributions to shareholders	(1.17)	(2.15)	(0.46)	(0.31)	(0.28)	(0.36)

Net asset value, end of period	$36.83	$34.78	$47.10	$54.15	$47.52	$45.95

Total return[2]	9.18%	(20.91)%	(12.25)%	14.63%	4.04%	12.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$90,047	$89,159	$137,044	$175,657	$173,515	$198,719
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.35%[3]	1.27%	1.25%	1.32%	1.32%	1.32%
Expenses excluding waivers/reimbursements and expense reductions	1.75%[3]	1.80%	1.65%	1.63%	1.69%	1.68%
Net investment income	0.67%[3]	1.48%	0.89%	0.63%	0.60%	0.81%
Portfolio turnover rate	3%	6%	7%	14%	6%	4%

1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS I		2009	2008	2007	2006	2005

Net asset value, beginning of period	$34.85	$47.33	$54.43	$47.76	$46.15	$41.31

Income from investment operations
Net investment income	0.32 [1]	0.85 [1]	1.00 [1]	0.85	0.75 [1]	0.82
Net realized and unrealized gains or losses on investments	3.09	(10.73)	(7.10)	6.66	1.58	4.80

Total from investment operations	3.41	(9.88)	(6.10)	7.51	2.33	5.62

Distributions to shareholders from
Net investment income	(0.31)	(0.92)	(1.00)	(0.84)	(0.72)	(0.78)
Net realized gains	(1.05)	(1.68)	0	0	0	0

Total distributions to shareholders	(1.36)	(2.60)	(1.00)	(0.84)	(0.72)	(0.78)

Net asset value, end of period	$36.90	$34.85	$47.33	$54.43	$47.76	$46.15

Total return	9.70%	(20.09)%	(11.37)%	15.80%	5.08%	13.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$70,705	$115,745	$212,661	$340,321	$255,492	$326,324
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.35%[2]	0.27%	0.25%	0.32%	0.32%	0.32%
Expenses excluding waivers/reimbursements and expense reductions	0.75%[2]	0.80%	0.65%	0.63%	0.69%	0.68%
Net investment income	1.73%[2]	2.49%	1.89%	1.62%	1.60%	1.83%
Portfolio turnover rate	3%	6%	7%	14%	6%	4%

1	Per share amount is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31,

CLASS IS		2009	2008	2007	2006	2005

Net asset value, beginning of period	$34.90	$47.30	$54.40	$47.73	$46.12	$41.29

Income from investment operations
Net investment income	0.26	0.76	0.89	0.79	0.64	0.69
Net realized and unrealized gains or losses on investments	3.12	(10.72)	(7.13)	6.59	1.58	4.81

Total from investment operations	3.38	(9.96)	(6.24)	7.38	2.22	5.50

Distributions to shareholders from
Net investment income	(0.26)	(0.76)	(0.86)	(0.71)	(0.61)	(0.67)
Net realized gains	(1.05)	(1.68)	0	0	0	0

Total distributions to shareholders	(1.31)	(2.44)	(0.86)	(0.71)	(0.61)	(0.67)

Net asset value, end of period	$36.97	$34.90	$47.30	$54.40	$47.73	$46.12

Total return	9.61%	(20.30)%	(11.60)%	15.50%	4.84%	13.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,577	$5,166	$7,513	$9,807	$15,035	$15,010
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.61%[1]	0.52%	0.50%	0.57%	0.57%	0.57%
Expenses excluding waivers/reimbursements and expense reductions	1.01%[1]	1.05%	0.90%	0.88%	0.94%	0.93%
Net investment income	1.41%[1]	2.22%	1.64%	1.39%	1.34%	1.57%
Portfolio turnover rate	3%	6%	7%	14%	6%	4%

1	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.3%
CONSUMER DISCRETIONARY 9.6%
Auto Components 0.2%
Goodyear Tire & Rubber Co. *	9,082	$121,154
Johnson Controls, Inc.	25,169	700,453

		821,607

Automobiles 0.4%
Ford Motor Co. *	124,034	1,344,528
Harley-Davidson, Inc.	8,793	199,953

		1,544,481

Distributors 0.1%
Genuine Parts Co.	5,984	225,477

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	4,820	292,044
DeVry, Inc.	2,318	141,537
H&R Block, Inc.	12,576	270,635

		704,216

Hotels, Restaurants & Leisure 1.5%
Carnival Corp. *	16,389	546,245
Darden Restaurants, Inc.	5,236	193,523
International Game Technology	11,139	204,289
Marriott International, Inc., Class A	9,513	249,526
McDonald’s Corp.	40,475	2,526,854
Starbucks Corp. *	27,863	607,135
Starwood Hotels & Resorts Worldwide, Inc.	7,014	233,706
Wyndham Worldwide Corp.	6,699	140,612
Wynn Resorts, Ltd. *	2,586	160,022
Yum! Brands, Inc.	17,541	600,078

		5,461,990

Household Durables 0.4%
Black & Decker Corp.	2,259	146,067
D.R. Horton, Inc.	10,365	122,203
Fortune Brands, Inc.	5,639	234,413
Harman International Industries, Inc.	2,601	92,466
Leggett & Platt, Inc.	5,705	104,173
Lennar Corp., Class A	6,051	92,943
Newell Rubbermaid, Inc.	10,415	141,332
Pulte Homes, Inc. *	11,841	124,567
Snap-On, Inc.	2,165	88,505
Stanley Works	3,016	154,570
Whirlpool Corp.	2,786	209,452

		1,510,691

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.6%
Amazon.com, Inc. *	12,504	$1,568,127
Expedia, Inc. *	7,906	169,267
priceline.com, Inc. *	1,648	321,937

		2,059,331

Leisure Equipment & Products 0.1%
Eastman Kodak Co. *	10,059	60,857
Hasbro, Inc.	4,672	142,730
Mattel, Inc.	13,557	267,344

		470,931

Media 2.8%
CBS Corp., Class B	25,398	328,396
Comcast Corp., Class A	107,066	1,694,855
DIRECTV, Class A *	35,887	1,089,170
Gannett Co., Inc.	8,860	143,089
Interpublic Group of Cos. *	18,232	117,779
McGraw-Hill Cos.	11,810	418,665
Meredith Corp.	1,376	42,628
New York Times Co., Class A *	4,337	56,034
News Corp., Class A	84,508	1,065,646
Omnicom Group, Inc.	11,673	412,057
Scripps Networks Interactive, Inc., Class A	3,354	143,216
Time Warner Cable, Inc.	13,218	576,173
Time Warner, Inc.	43,790	1,202,036
Viacom, Inc., Class B *	22,766	663,401
Walt Disney Co.	72,142	2,131,796
Washington Post Co., Class B	233	101,266

		10,186,207

Multiline Retail 0.9%
Big Lots, Inc. *	3,099	88,043
Family Dollar Stores, Inc.	5,206	160,761
J.C. Penney Co., Inc.	8,846	219,646
Kohl’s Corp. *	11,499	579,205
Macy’s, Inc.	15,790	251,535
Nordstrom, Inc.	6,199	214,113
Sears Holdings Corp. * ρ	1,820	169,770
Target Corp.	28,216	1,446,634

		3,129,707

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A	3,300	104,082
AutoNation, Inc. *	3,468	62,424
AutoZone, Inc. *	1,122	173,944

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Bed Bath & Beyond, Inc. *	9,852	$381,272
Best Buy Co., Inc.	12,810	469,487
GameStop Corp., Class A *	6,176	122,100
Gap, Inc.	17,856	340,692
Home Depot, Inc.	63,775	1,786,338
Limited Brands, Inc.	10,033	190,828
Lowe’s Cos.	55,209	1,195,275
O’Reilly Automotive, Inc. *	5,145	194,481
Office Depot, Inc. *	10,303	58,521
RadioShack Corp.	4,695	91,646
Ross Stores, Inc.	4,692	215,504
Sherwin-Williams Co.	3,571	226,223
Staples, Inc.	27,150	636,939
Tiffany & Co.	4,668	189,567
TJX Cos.	15,741	598,315

		7,037,638

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc. *	11,962	417,234
Nike, Inc., Class B	14,612	931,515
Polo Ralph Lauren Corp.	2,155	176,710
VF Corp.	3,330	239,860

		1,765,319

CONSUMER STAPLES 11.4%
Beverages 2.6%
Brown-Forman Corp., Class B	4,121	211,490
Coca-Cola Co.	86,907	4,714,705
Coca-Cola Enterprises, Inc.	11,919	240,645
Constellation Brands, Inc., Class A *	7,479	120,262
Dr. Pepper Snapple Group, Inc. *	9,529	263,572
Molson Coors Brewing Co., Class B	5,899	247,758
Pepsi Bottling Group, Inc.	5,403	200,992
PepsiCo, Inc.	58,525	3,489,260

		9,488,684

Food & Staples Retailing 2.7%
Costco Wholesale Corp.	16,352	939,095
CVS Caremark Corp.	52,903	1,712,470
Kroger Co.	24,409	523,085
Safeway, Inc.	15,242	342,183
SUPERVALU, Inc.	7,951	116,959
Sysco Corp.	22,197	621,294
Wal-Mart Stores, Inc.	80,025	4,275,736

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Walgreen Co.	37,086	$1,336,950
Whole Foods Market, Inc. *	5,275	143,586

		10,011,358

Food Products 1.7%
Archer Daniels Midland Co.	24,092	722,037
Campbell Soup Co.	7,123	235,843
ConAgra Foods, Inc.	16,612	377,757
Dean Foods Co. *	6,769	119,337
General Mills, Inc.	12,249	873,476
H.J. Heinz Co.	11,838	516,492
Hershey Co.	6,237	227,214
Hormel Foods Corp.	2,618	101,317
J.M. Smucker Co.	4,464	268,153
Kellogg Co.	9,534	518,840
Kraft Foods, Inc., Class A	55,401	1,532,392
McCormick & Co., Inc.	4,911	178,269
Sara Lee Corp.	26,153	317,497
Tyson Foods, Inc., Class A	11,443	158,142

		6,146,766

Household Products 2.6%
Clorox Co.	5,244	310,287
Colgate-Palmolive Co.	18,647	1,492,319
Kimberly-Clark Corp.	15,579	925,237
Procter & Gamble Co.	109,581	6,744,711

		9,472,554

Personal Products 0.3%
Avon Products, Inc.	16,017	482,753
Estee Lauder Cos., Class A	4,427	232,506
Mead Johnson Nutrition Co.	7,670	346,914

		1,062,173

Tobacco 1.5%
Altria Group, Inc.	77,719	1,543,499
Lorillard, Inc.	6,025	456,093
Philip Morris International, Inc.	71,436	3,251,052
Reynolds American, Inc.	6,338	337,182

		5,587,826

ENERGY 11.2%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	11,622	526,244
BJ Services Co.	11,008	227,535

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Cameron International Corp. *	9,167	$345,229
Diamond Offshore Drilling, Inc.	2,607	238,619
FMC Technologies, Inc. *	4,582	243,625
Halliburton Co.	33,827	988,087
Nabors Industries, Ltd. *	10,625	236,938
National Oilwell Varco, Inc. *	15,690	641,721
Rowan Cos, Inc. *	4,266	91,634
Schlumberger, Ltd.	45,035	2,857,921
Smith International, Inc.	9,279	281,339

		6,678,892

Oil, Gas & Consumable Fuels 9.4%
Anadarko Petroleum Corp.	18,434	1,175,721
Apache Corp.	12,608	1,245,292
Cabot Oil & Gas Corp.	3,888	148,794
Chesapeake Energy Corp.	24,293	601,981
Chevron Corp.	75,246	5,426,741
ConocoPhillips	55,646	2,671,008
Consol Energy, Inc.	6,782	316,109
Denbury Resources, Inc. *	9,370	126,963
Devon Energy Corp.	16,656	1,114,453
El Paso Corp.	26,301	266,955
EOG Resources, Inc.	9,465	855,825
Exxon Mobil Corp.	178,049	11,471,697
Hess Corp.	10,918	630,951
Marathon Oil Corp.	26,548	791,396
Massey Energy Co.	3,208	123,572
Murphy Oil Corp.	7,161	365,784
Noble Energy, Inc.	6,506	481,054
Occidental Petroleum Corp.	30,442	2,384,826
Peabody Energy Corp.	10,045	423,095
Pioneer Natural Resources Co.	4,325	190,213
Range Resources Corp.	5,916	272,136
Southwestern Energy Co. *	12,950	555,296
Spectra Energy Corp.	24,257	515,461
Sunoco, Inc.	4,385	110,020
Tesoro Corp.	5,258	65,725
Valero Energy Corp.	21,166	389,878
Williams Cos.	21,871	455,792
XTO Energy, Inc.	21,766	970,111

		34,146,849

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 15.1%
Capital Markets 2.6%
Ameriprise Financial, Inc.	9,564	$365,727
Bank of New York Mellon Corp.	45,166	1,313,879
Charles Schwab Corp.	35,741	653,703
E*TRADE Financial Corp. *	58,072	88,269
Federated Investors, Inc., Class B	3,304	83,856
Franklin Resources, Inc.	5,589	553,479
Goldman Sachs Group, Inc.	19,281	2,867,470
INVESCO, Ltd.	16,081	310,363
Janus Capital Group, Inc.	6,827	83,358
Legg Mason, Inc.	6,093	157,078
Morgan Stanley	50,986	1,365,405
Northern Trust Corp.	9,058	457,610
State Street Corp.	18,553	795,553
T. Rowe Price Group, Inc.	9,658	479,230

		9,574,980

Commercial Banks 3.1%
BB&T Corp.	25,789	718,739
Comerica, Inc.	5,668	195,603
Fifth Third Bancorp	29,829	371,073
First Horizon National Corp. *	8,323	107,783
Huntington Bancshares, Inc.	26,818	128,458
KeyCorp	32,950	236,581
M&T Bank Corp. ρ	3,100	228,625
Marshall & Ilsley Corp.	19,679	135,982
PNC Financial Services Group, Inc.	17,305	959,216
Regions Financial Corp.	44,558	282,943
SunTrust Banks, Inc.	18,721	455,482
U.S. Bancorp	71,726	1,798,888
Wells Fargo & Co. °	191,692	5,449,804
Zions Bancorp ρ	5,184	98,340

		11,167,517

Consumer Finance 1.4%
American Express Co.	44,600	1,679,636
Capital One Financial Corp.	16,875	622,013
Discover Financial Services	20,358	278,497
MasterCard, Inc., Class A	3,601	899,890
SLM Corp. *	17,800	187,434
Visa, Inc., Class A	16,800	1,378,104

		5,045,574

Diversified Financial Services 4.3%
Bank of America Corp.	372,682	5,657,313
Citigroup, Inc.	731,352	2,428,089

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services continued
CME Group, Inc., Class A	2,495	$715,616
IntercontinentalExchange, Inc. *	2,748	262,379
JPMorgan Chase & Co.	147,796	5,755,176
Leucadia National Corp. *	7,113	158,833
Moody’s Corp.	7,362	203,117
NASDAQ OMX Group, Inc. *	5,541	99,683
NYSE Euronext	9,751	228,271

		15,508,477

Insurance 2.5%
AFLAC, Inc.	17,549	849,898
Allstate Corp.	20,121	602,222
American International Group, Inc. *	5,048	122,313
AON Corp.	10,274	399,659
Assurant, Inc.	4,381	137,695
Chubb Corp.	12,811	640,550
Cincinnati Financial Corp.	6,102	161,032
Genworth Financial, Inc., Class A *	18,323	253,590
Hartford Financial Services Group, Inc.	14,365	344,616
Lincoln National Corp.	11,330	278,491
Loews Corp.	13,535	484,147
Marsh & McLennan Cos.	19,785	426,565
MetLife, Inc.	30,709	1,084,642
Principal Financial Group, Inc.	11,962	275,724
Progressive Corp. *	25,287	419,258
Prudential Financial, Inc.	17,402	869,926
Torchmark Corp.	3,105	139,414
Travelers Companies, Inc.	20,492	1,038,330
Unum Group	12,443	243,509
XL Capital, Ltd., Class A	12,832	215,193

		8,986,774

Real Estate Investment Trusts (REITs) 1.1%
Apartment Investment & Management Co., Class A	4,388	67,400
AvalonBay Communities, Inc.	3,054	233,967
Boston Properties, Inc.	5,203	337,518
Equity Residential	10,357	331,942
HCP, Inc.	10,994	311,680
Health Care REIT, Inc.	4,614	198,402
Host Hotels & Resorts, Inc.	23,671	250,912
Kimco Realty Corp.	15,067	190,145
Plum Creek Timber Co., Inc.	6,106	220,854
ProLogis	17,748	223,625
Public Storage	5,087	402,789

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) continued
Simon Property Group, Inc.	10,693	$769,896
Ventas, Inc.	5,874	247,883
Vornado Realty Trust	5,881	380,383

		4,167,396

Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc., Class A *	10,116	124,427

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	17,732	235,304
People’s United Financial, Inc.	13,061	211,196

		446,500

HEALTH CARE 12.9%
Biotechnology 1.7%
Amgen, Inc. *	37,961	2,219,959
Biogen Idec, Inc. *	10,847	582,918
Celgene Corp. *	17,238	978,773
Cephalon, Inc. *	2,800	178,752
Genzyme Corp. *	9,953	540,050
Gilead Sciences, Inc. *	33,752	1,629,209

		6,129,661

Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	22,611	1,302,168
Becton, Dickinson & Co.	8,893	670,265
Boston Scientific Corp. *	56,649	488,881
C.R. Bard, Inc.	3,621	300,145
Dentsply International, Inc.	5,702	191,188
Hospira, Inc. *	6,082	307,992
Intuitive Surgical, Inc. *	1,432	469,782
Medtronic, Inc.	41,511	1,780,407
St. Jude Medical, Inc. *	12,536	472,983
Stryker Corp.	10,591	549,885
Varian Medical Systems, Inc. *	4,668	234,754
Zimmer Holdings, Inc. *	7,988	449,884

		7,218,334

Health Care Providers & Services 2.3%
Aetna, Inc.	16,259	487,282
AmerisourceBergen Corp.	10,805	294,544
Cardinal Health, Inc.	13,603	449,851
Carefusion Corp. *	6,642	171,032
CIGNA Corp.	10,255	346,311
Coventry Health Care, Inc. *	5,550	126,984
DaVita, Inc. *	3,833	229,060

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Express Scripts, Inc. *	10,303	$864,010
Humana, Inc. *	6,370	309,709
Laboratory Corp. of America Holdings *	3,983	283,191
McKesson Corp.	10,051	591,200
Medco Health Solutions, Inc. *	17,881	1,099,324
Patterson Companies, Inc. *	3,491	99,703
Quest Diagnostics, Inc.	5,825	324,278
Tenet Healthcare Corp. *	16,240	89,970
UnitedHealth Group, Inc.	43,582	1,438,206
WellPoint, Inc. *	17,190	1,095,347

		8,300,002

Health Care Technology 0.0%
IMS Health, Inc.	6,843	148,083

Life Sciences Tools & Services 0.4%
Life Technologies Corp. *	6,689	332,510
Millipore Corp. *	2,086	143,872
PerkinElmer, Inc.	4,379	88,193
Thermo Fisher Scientific, Inc. *	15,314	706,741
Waters Corp. *	3,552	202,393

		1,473,709

Pharmaceuticals 6.5%
Abbott Laboratories	58,011	3,071,102
Allergan, Inc.	11,533	663,147
Bristol-Myers Squibb Co.	64,198	1,563,863
Eli Lilly & Co.	37,923	1,334,890
Forest Laboratories, Inc. *	11,318	335,465
Johnson & Johnson	103,481	6,504,816
King Pharmaceuticals, Inc. *	9,310	111,813
Merck & Co., Inc.	114,559	4,373,863
Mylan Laboratories, Inc. *	11,461	208,934
Pfizer, Inc.	302,651	5,647,468
Watson Pharmaceuticals, Inc. *	3,981	152,751

		23,968,112

INDUSTRIALS 10.3%
Aerospace & Defense 2.8%
Boeing Co.	27,251	1,651,411
General Dynamics Corp.	14,470	967,320
Goodrich Corp.	4,664	288,748
Honeywell International, Inc.	28,618	1,105,800
ITT Corp.	6,852	331,020
L-3 Communications Holdings, Inc.	4,359	363,279

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Aerospace & Defense continued
Lockheed Martin Corp.	11,996	$893,942
Northrop Grumman Corp.	11,767	666,012
Precision Castparts Corp.	5,278	555,510
Raytheon Co.	14,373	753,576
Rockwell Collins Corp.	5,897	313,661
United Technologies Corp.	35,163	2,372,799

		10,263,078

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.	6,291	356,259
Expeditors International of Washington, Inc.	7,953	271,197
FedEx Corp.	11,721	918,341
United Parcel Service, Inc., Class B	37,235	2,151,066

		3,696,863

Airlines 0.1%
Southwest Airlines Co.	27,827	315,280

Building Products 0.1%
Masco Corp.	13,468	182,626

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	4,229	137,485
Cintas Corp.	4,931	123,817
Iron Mountain, Inc. *	6,788	155,174
Pitney Bowes, Inc.	7,769	162,527
R.R. Donnelley & Sons Co.	7,700	152,614
Republic Services, Inc.	12,119	324,668
Stericycle, Inc. *	3,159	167,206
Waste Management, Inc.	18,365	588,598

		1,812,089

Construction & Engineering 0.2%
Fluor Corp.	6,713	304,368
Jacobs Engineering Group, Inc. *	4,663	176,215
Quanta Services, Inc. *	7,870	143,391

		623,974

Electrical Equipment 0.5%
Emerson Electric Co.	28,210	1,171,844
First Solar, Inc. * ρ	1,819	206,093
Rockwell Automation, Inc.	5,335	257,360
Roper Industries, Inc.	3,415	171,023

		1,806,320

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.4%
3M Co.	26,552	$2,137,170
General Electric Co.	399,338	6,421,355
Textron, Inc.	10,168	198,581

		8,757,106

Machinery 1.5%
Caterpillar, Inc.	23,356	1,220,117
Cummins, Inc.	7,568	341,771
Danaher Corp.	9,759	696,305
Deere & Co.	15,863	792,357
Dover Corp.	6,983	299,431
Eaton Corp.	6,218	380,790
Flowserve Corp.	2,095	188,906
Illinois Tool Works, Inc.	14,466	630,573
Paccar, Inc.	13,634	491,233
Pall Corp.	4,384	151,116
Parker Hannifin Corp.	6,027	336,970

		5,529,569

Professional Services 0.1%
Dun & Bradstreet Corp.	1,949	153,912
Equifax, Inc.	4,743	151,776
Monster Worldwide, Inc. *	4,715	73,507
Robert Half International, Inc.	5,662	152,421

		531,616

Road & Rail 1.0%
Burlington Northern Santa Fe Corp.	9,831	980,446
CSX Corp.	14,723	631,028
Norfolk Southern Corp.	13,798	649,334
Ryder System, Inc.	2,102	76,513
Union Pacific Corp.	18,923	1,144,841

		3,482,162

Trading Companies & Distributors 0.1%
Fastenal Co.	4,951	205,368
W.W. Grainger, Inc.	2,369	235,194

		440,562

INFORMATION TECHNOLOGY 17.8%
Communications Equipment 2.4%
Cisco Systems, Inc. *	215,753	4,847,970
Harris Corp.	4,940	212,025
JDS Uniphase Corp. *	8,349	65,623
Juniper Networks, Inc. *	19,707	489,325

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
Motorola, Inc. *	86,673	$533,039
QUALCOMM, Inc.	62,646	2,455,096
Tellabs, Inc. *	14,484	93,132

		8,696,210

Computers & Peripherals 5.5%
Apple, Inc. *	33,780	6,489,814
Dell, Inc. *	64,579	833,069
EMC Corp. *	76,504	1,275,322
Hewlett-Packard Co.	88,928	4,185,841
International Business Machines Corp.	49,267	6,029,788
Lexmark International, Inc., Class A *	2,929	75,539
NetApp, Inc. *	12,711	370,271
QLogic Corp. *	4,298	73,883
SanDisk Corp. *	8,559	217,570
Teradata Corp. *	6,421	179,595
Western Digital Corp. *	8,453	321,129

		20,051,821

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc. *	12,944	362,820
Amphenol Corp., Class A	6,432	256,251
Corning, Inc.	58,362	1,055,185
Flir Systems, Inc. *	5,693	168,399
Jabil Circuit, Inc.	7,150	103,532
Molex, Inc.	5,083	102,473

		2,048,660

Internet Software & Services 1.8%
Akamai Technologies, Inc. *	6,424	158,673
AOL, Inc. *	1	24
eBay, Inc. *	42,189	971,191
Google, Inc., Class A *	9,043	4,787,545
VeriSign, Inc. *	7,214	165,273
Yahoo!, Inc. *	44,665	670,421

		6,753,127

IT Services 0.9%
Affiliated Computer Services, Inc., Class A *	3,662	225,286
Automatic Data Processing, Inc.	18,926	771,992
Cognizant Technology Solutions Corp., Class A *	11,053	482,574
Computer Sciences Corp. *	5,717	293,282
Fidelity National Information Services, Inc.	12,294	289,647
Fiserv, Inc. *	5,772	259,971
Paychex, Inc.	12,063	349,706

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
SAIC, Inc. *	11,484	$210,502
Total System Services, Inc.	7,395	105,822
Western Union Co.	25,958	481,261

		3,470,043

Office Electronics 0.1%
Xerox Corp.	32,601	284,281

Semiconductors & Semiconductor Equipment 2.4%
Advanced Micro Devices, Inc. *	21,117	157,533
Altera Corp.	11,078	236,183
Analog Devices, Inc.	10,946	295,104
Applied Materials, Inc.	50,021	609,256
Broadcom Corp., Class A *	16,155	431,662
Intel Corp.	207,105	4,017,837
KLA-Tencor Corp.	6,409	180,734
Linear Technology Corp.	8,368	218,405
LSI Corp. *	24,497	122,240
MEMC Electronic Materials, Inc. *	8,385	105,483
Microchip Technology, Inc.	6,886	177,728
Micron Technology, Inc. *	31,874	277,941
National Semiconductor Corp.	8,874	117,669
Novellus Systems, Inc. *	3,638	76,034
NVIDIA Corp. *	20,812	320,297
Teradyne, Inc. *	6,559	61,261
Texas Instruments, Inc.	46,989	1,057,252
Xilinx, Inc.	10,384	244,855

		8,707,474

Software 4.1%
Adobe Systems, Inc. *	19,644	634,501
Autodesk, Inc. *	8,616	204,975
BMC Software, Inc. *	6,878	265,766
CA, Inc.	14,871	327,757
Citrix Systems, Inc. *	6,863	285,158
Compuware Corp. *	8,644	65,608
Electronic Arts, Inc. *	12,207	198,730
Intuit, Inc. *	11,880	351,767
McAfee, Inc. *	5,916	223,033
Microsoft Corp.	289,723	8,164,394
Novell, Inc. *	13,007	58,141
Oracle Corp.	146,656	3,381,887
Red Hat, Inc. *	7,043	191,711
Salesforce.com, Inc. *	4,122	261,953
Symantec Corp. *	30,400	515,280

		15,130,661

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 3.4%
Chemicals 1.9%
Air Products & Chemicals, Inc.	7,940	$603,123
Airgas, Inc.	3,079	130,119
CF Industries Holdings, Inc.	1,821	169,098
Dow Chemical Co.	42,896	1,162,053
E.I. DuPont de Nemours & Co.	33,895	1,105,316
Eastman Chemical Co.	2,727	154,157
Ecolab, Inc.	8,910	391,149
FMC Corp.	2,712	138,149
International Flavors & Fragrances, Inc.	2,965	117,918
Monsanto Co.	20,442	1,551,139
PPG Industries, Inc.	6,263	367,513
Praxair, Inc.	11,507	866,707
Sigma-Aldrich Corp.	4,564	218,387

		6,974,828

Construction Materials 0.1%
Vulcan Materials Co.	4,703	207,825

Containers & Packaging 0.2%
Ball Corp.	3,529	179,238
Bemis Co., Inc.	4,058	113,867
Owens-Illinois, Inc. *	6,320	172,030
Pactiv Corp. *	4,963	111,916
Sealed Air Corp.	5,962	118,286

		695,337

Metals & Mining 1.0%
AK Steel Holding Corp.	4,102	83,435
Alcoa, Inc.	36,544	465,205
Allegheny Technologies, Inc.	3,678	150,246
Cliffs Natural Resources, Inc.	4,912	196,234
Freeport-McMoRan Copper & Gold, Inc. *	16,123	1,075,243
Newmont Mining Corp.	18,384	787,938
Nucor Corp.	11,807	481,726
Titanium Metals Corp. *	3,173	36,902
United States Steel Corp.	5,376	238,856

		3,515,785

Paper & Forest Products 0.2%
International Paper Co.	16,243	372,127
MeadWestvaco Corp.	6,419	154,506
Weyerhaeuser Co.	7,927	316,287

		842,920

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.9%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	221,319	$5,612,650
CenturyTel, Inc.	11,159	379,518
Frontier Communications Corp.	11,714	89,143
Qwest Communications International, Inc.	55,692	234,463
Verizon Communications, Inc.	106,540	3,134,407
Windstream Corp.	16,380	168,878

		9,619,059

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	15,057	639,170
MetroPCS Communications, Inc. *	9,781	55,067
Sprint Nextel Corp. *	111,352	365,234

		1,059,471

UTILITIES 3.7%
Electric Utilities 2.1%
Allegheny Energy, Inc.	6,360	133,242
American Electric Power Co., Inc.	17,915	620,755
Consolidated Edison, Inc.	10,524	460,320
Duke Energy Corp.	48,930	808,813
Edison International	12,220	407,170
Entergy Corp.	7,086	540,733
Exelon Corp.	24,730	1,128,183
FirstEnergy Corp.	11,433	498,707
FPL Group, Inc.	15,503	755,926
Northeast Utilities	6,581	166,631
NRG Energy, Inc. *	9,617	231,866
Pepco Holdings, Inc.	8,311	136,467
Pinnacle West Capital Corp.	3,799	136,080
PPL Corp.	14,142	417,047
Progress Energy, Inc.	10,487	408,678
Southern Co.	30,012	960,384

		7,811,002

Gas Utilities 0.2%
EQT Corp.	4,910	216,138
Nicor, Inc.	1,696	68,722
Questar Corp.	6,540	271,279

		556,139

Independent Power Producers & Energy Traders 0.2%
AES Corp. *	25,038	316,230
Constellation Energy Group, Inc.	7,535	243,230

		559,460

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.2%
Ameren Corp.	8,886	$227,037
CenterPoint Energy, Inc.	14,641	204,242
CMS Energy Corp.	8,611	130,629
Dominion Resources, Inc.	22,400	839,104
DTE Energy Co.	6,186	260,060
Integrys Energy Group, Inc.	2,866	119,942
NiSource, Inc.	10,342	147,374
PG&E Corp.	13,913	587,685
Public Service Enterprise Group, Inc.	18,977	580,506
SCANA Corp.	4,156	147,995
Sempra Energy	9,243	469,082
TECO Energy, Inc.	8,017	124,825
Wisconsin Energy Corp.	4,385	214,602
Xcel Energy, Inc.	17,127	355,899

		4,408,982

Total Common Stocks (cost $182,978,457)		358,606,573

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 2.2%
U.S. TREASURY OBLIGATION 0.3%
U.S. Treasury Bills, 0.03%, 04/15/2010 ß ƒ	$1,000,000	999,939

	Shares	Value

MUTUAL FUND SHARES 1.9%
BlackRock Liquidity TempFund, Institutional Class, 0.10% q ρρ	353,825	353,825
Evergreen Institutional Money Market Fund, Class I, 0.01% q ø ρρ	6,348,855	6,348,855
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 0.13% q ρρ	351,044	351,044

		7,053,724

Total Short-Term Investments (cost $8,053,663)		8,053,663

Total Investments (cost $191,032,120) 100.5%		366,660,236
Other Assets and Liabilities (0.5%)		(1,763,044)

Net Assets 100.0%		$364,897,192

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2010 (unaudited)

*	Non-income producing security.
ρ	All or a portion of this security is on loan.
°

Investment in non-controlled affiliate. At January 31, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $1,545,343 and earned $21,008 of income for the six months ended January 31, 2010 which is included in income from affiliated issuers.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
Ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

The following table shows the percent of total long-term investments by sector as of January 31, 2010:

Information Technology	18.2%
Financials	15.3%
Health Care	13.2%
Consumer Staples	11.6%
Energy	11.4%
Industrials	10.5%
Consumer Discretionary	9.7%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $183,137,922) including $673,194 of securities loaned	$354,861,577
Investments in affiliated issuers, at value (cost $7,894,198)	11,798,659

Total investments	366,660,236
Receivable for Fund shares sold	359,376
Dividends receivable	406,496
Receivable for securities lending income	806
Receivable from investment advisor	3,442
Prepaid expenses and other assets	28,976

Total assets	367,459,332

Liabilities
Payable for securities purchased	237,660
Payable for Fund shares redeemed	1,397,072
Payable for securities on loan	760,362
Payable for daily variation margin on open futures contracts	55,714
Distribution Plan expenses payable	13,231
Due to other related parties	6,143
Accrued expenses and other liabilities	91,958

Total liabilities	2,562,140

Net assets	$364,897,192

Net assets represented by
Paid-in capital	$170,401,517
Undistributed net investment income	104,721
Accumulated net realized gains on investments	19,105,556
Net unrealized gains on investments	175,285,398

Total net assets	$364,897,192

Net assets consists of
Class A	$174,609,955
Class B	23,958,754
Class C	90,046,537
Class I	70,704,777
Class IS	5,577,169

Total net assets	$364,897,192

Shares outstanding (unlimited number of shares authorized)
Class A	4,723,762
Class B	651,566
Class C	2,444,741
Class I	1,915,892
Class IS	150,863

Net asset value per share
Class A	$36.96
Class A — Offering price (based on sales charge of 4.75%)	$38.80
Class B	$36.77
Class C	$36.83
Class I	$36.90
Class IS	$36.97

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2010 (unaudited)

Investment income
Dividends	$4,153,363
Income from affiliated issuers	23,589
Interest	642

Total investment income	4,177,594

Expenses
Advisory fee	655,702
Distribution Plan expenses
Class A	226,430
Class B	131,051
Class C	466,539
Class IS	6,969
Administrative services fee	204,907
Transfer agent fees	496,426
Trustees’ fees and expenses	5,282
Printing and postage expenses	49,089
Custodian and accounting fees	50,861
Registration and filing fees	36,178
Professional fees	28,413
Other	28,891

Total expenses	2,386,738
Less: Expense reductions	(42)
Fee waivers and expense reimbursements	(829,312)

Net expenses	1,557,384

Net investment income	2,620,210

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	30,626,695
Affiliated issuers	(1,921,208)
Futures contracts	1,402,327

Net realized gains on investments	30,107,814

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	4,980,449
Affiliated issuers	2,634,544
Futures contracts	(699,552)

Net change in unrealized gains or losses on investments	6,915,441

Net realized and unrealized gains or losses on investments	37,023,255

Net increase in net assets resulting from operations	$39,643,465

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2010 (unaudited)		Year Ended July 31, 2009

Operations
Net investment income		$2,620,210		$9,539,325
Net realized gains on investments		30,107,814		12,348,727
Net change in unrealized gains or losses on investments		6,915,441		(170,200,319)

Net increase (decrease) in net assets resulting from operations		39,643,465		(148,312,267)

Distributions to shareholders from
Net investment income
Class A		(1,269,551)		(3,992,967)
Class B		(84,947)		(547,450)
Class C		(311,321)		(1,284,507)
Class I		(781,050)		(3,806,324)
Class IS		(39,305)		(117,277)
Net realized gains
Class A		(5,034,722)		(8,768,406)
Class B		(699,268)		(1,987,728)
Class C		(2,588,859)		(4,567,521)
Class I		(3,019,944)		(7,072,212)
Class IS		(154,633)		(256,823)

Total distributions to shareholders		(13,983,600)		(32,401,215)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	222,814	8,349,193	684,677	22,286,514
Class B	2,015	76,527	38,386	1,267,110
Class C	78,438	2,946,534	301,758	9,596,152
Class I	134,344	5,090,907	515,511	17,476,360
Class IS	546	20,475	1,103	35,599

		16,483,636		50,661,735

Net asset value of shares issued in reinvestment of distributions
Class A	157,273	5,995,565	392,667	12,221,037
Class B	18,004	684,054	70,875	2,174,153
Class C	42,554	1,619,824	112,732	3,450,768
Class I	62,255	2,367,328	189,765	5,928,831
Class IS	4,825	183,987	11,163	347,383

		10,850,758		24,122,172

Automatic conversion of Class B shares to Class A shares
Class A	62,770	2,336,724	370,084	12,469,225
Class B	(63,074)	(2,336,724)	(372,039)	(12,469,225)

		0		0

Payment for shares redeemed
Class A	(667,165)	(24,978,698)	(2,046,472)	(69,086,721)
Class B	(112,010)	(4,156,656)	(376,089)	(12,741,922)
Class C	(239,673)	(8,968,331)	(760,942)	(25,282,908)
Class I	(1,602,349)	(60,664,454)	(1,876,862)	(63,014,599)
Class IS	(2,508)	(93,370)	(23,127)	(758,223)

		(98,861,509)		(170,884,373)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended January 31, 2010 (unaudited)	Year Ended July 31, 2009

Capital share transactions continued
Net decrease in net assets resulting from capital share transactions	$(71,527,115)	$(96,100,466)

Total decrease in net assets	(45,867,250)	(276,813,948)
Net assets
Beginning of period	410,764,442	687,578,390

End of period	$364,897,192	$410,764,442

Undistributed (overdistributed) net investment income	$104,721	$(29,315)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge, but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) the Fund’s dividend reinvestment program. Class B shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge, but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the ex-dividend date.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase. For the six months ended January 31, 2010, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended January 31, 2010, EIMC voluntarily waived its advisory fee in the amount of $655,702 and reimbursed other expenses in the amount of $173,610.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended January 31, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended January 31, 2010, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLANS

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010. Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares.. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, the Fund is permitted to pay distribution fees at an annual rate of up to 0.75% of the average daily net assets for each of Class A and Class IS shares and up to 1.00% of the average daily net assets for each of Class B and Class C shares. However, currently the distribution fees for Class A and Class IS shares are limited to 0.25% of the average daily net assets of each class.

For the six months ended January 31, 2010, EIS received $1,393 from the sale of Class A shares and $152, $17,567 and $1,209 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $11,331,817 and $86,633,757, respectively, for the six months ended January 31, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$358,606,573	$0	$0	$358,606,573
Debt securities issued by
U.S. Treasury and U.S. government agencies	999,939	0	0	999,939
Short-term investments	7,053,724	0	0	7,053,724

	$366,660,236	$0	$0	$366,660,236

Further details on the major security types listed above can be found in the Schedule of Investments.

As of January 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other financial instruments*	$(342,718)	$0	$0	$(342,718)

*	Other financial instruments include futures contracts.

At January 31, 2010, the value of securities on loan and the total value of collateral received for securities loaned amounted to $673,194 and $760,362, respectively. Any additional collateral required when the total value of collateral received is not sufficient to cover the value of the securities on loan due to market fluctuation is received the following business day.

On January 31, 2010, the aggregate cost of securities for federal income tax purposes was $196,153,749. The gross unrealized appreciation and depreciation on securities based on tax cost was $198,395,585 and $27,889,098, respectively, with a net unrealized appreciation of $170,506,487.

6. DERIVATIVE TRANSACTIONS

During the six months ended January 31, 2010, the Fund entered into futures contracts for hedging purposes.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At January 31, 2010, the Fund had long futures contracts outstanding as follows:

		Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	January 31, 2010	Gain (Loss)

March 2010	27 S&P 500 Index	$7,567,918	$7,225,200	$(342,718)

The Fund had an average contract amount of $7,645,314 in futures contracts during the six months ended January 31, 2010.

On January 31, 2010, the cumulative depreciation on futures contracts in the amount of $342,718 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts only represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statement of Operations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended January 31, 2010, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended January 31, 2010, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

Three purported class actions have also been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in the Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in the Ultra Short Fund at different points in time and (iii) the failure of the Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

12. NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update on “Improving Disclosures about Fair Value Measurements” which will require reporting entities to make new disclosures about the amount and reasons for significant transfers into and out of Level 1 and Level 2 fair value measurements, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of Level 3 fair value measurements. Except for the detailed Level 3 roll forward disclosures, the disclosures are effective for annual and interim reporting periods beginning after December 15, 2009. The new disclosures about purchases, sales, issuances, and settlements in the roll forward activity for Level 3 fair value measurements are effective for interim and annual reporting periods beginning after December 15, 2010. Management of the Fund is currently evaluating the implications of this Accounting Standards Update and any impacts on the financial statements.

13. REORGANIZATION

At a meeting of the Board of Trustees held on December 30, 2009, the Trustees of the Fund approved a Plan of Reorganization (the “Plan”). Under the Plan, Wells Fargo Advantage Index Fund, a series of Wells Fargo Funds Trust, will acquire the assets and assume the liabilities of the Fund in exchange for shares of Wells Fargo Advantage Index Fund.

A special meeting of shareholders of the Fund will be held in June 2010 to consider and vote on the Plan. In April 2010, materials for this meeting will be mailed to shareholders of record on March 10, 2010. If approved by the shareholders at this meeting, the reorganization will take place in July 2010.

14. SUBSEQUENT DISTRIBUTION

On March 11, 2010, the Fund declared distributions from net investment income to shareholders of record on March 10, 2010. The per share amounts payable on March 12, 2010 were as follows:

Net Investment Income

Class A	$0.1246
Class B	0.0520
Class C	0.0515
Class I	0.1486
Class IS	0.1247

These distributions are not reflected in the accompanying financial statements.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, as required by law, the Fund’s Board of Trustees determines whether to approve the continuation of the Fund’s investment advisory agreements. At an in person meeting on September 23-24, 2009, the Trustees, including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) of the Fund or EIMC (the “independent Trustees”), approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Equity Index Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds. The description below refers in many cases to the Trustees’ process for considering, and conclusions regarding, all of the funds’ agreements. In all of their deliberations, the Board of Trustees and the independent Trustees were advised by independent counsel to the independent Trustees and counsel to the funds.

The review process. In connection with its review of the funds’ investment advisory agreements, the Board of Trustees requests and evaluates, and EIMC and any sub-advisors are required to furnish, such information as the Trustees consider to be reasonably necessary in the circumstances. Over the course of the year preceding their September 2009 meeting, the Trustees regularly reviewed information regarding the investment performance of all of the funds. As part of their ongoing review of investment performance, the Trustees monitored for changes in performance and for the results of any changes in a fund’s investment process or investment team. The Trustees paid particular attention to funds whose performance since September 2008 (when the Trustees completed their 2008 review of the funds’ investment advisory agreements) indicated short-term or longer-term performance issues and to funds that they had identified during their 2008 review process as having short- or longer-term performance issues.

In spring 2009, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Trustees would review as part of the 2009 review process and set a timeline detailing the information required and the dates for its delivery to the Trustees. The Board engaged the independent data provider Keil Fiduciary Strategies LLC (“Keil”) to provide fund-specific and industry-wide data containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other areas of review and requested specific information as to those areas of review.

The Trustees formed small groups to review individual funds in greater detail. They reviewed, with the assistance of an independent industry consultant that they retained, the information that EIMC and Keil provided. In addition, the Trustees considered information regarding, among other things, the funds’ brokerage practices, the funds’ use of

ADDITIONAL INFORMATION (unaudited) continued

derivatives, analyst and research support available to the portfolio management teams, risk management practices, and certain fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

In December 2008 Wells Fargo & Company (“Wells Fargo”) acquired Wachovia Corporation (“Wachovia”), EIMC’s parent company. Wells Fargo and EIMC have taken steps to combine the operations of Wells Fargo’s investment management affiliates and EIMC during the past year and have proposed to the Trustees the combination of the mutual fund families managed by them. During the course of the year, and during their review, the Trustees requested and received information about Wells Fargo and its advisory and broker-dealer operations, the status of efforts to combine the Wells Fargo and Evergreen investment management operations, and the effects on the funds and on the services provided by EIMC and its affiliates to the funds. In their deliberations, the Trustees were mindful that it was possible that the proposed combination of the two fund families might be effected during the coming 12-month period.

The Committee met several times by telephone during the 2009 review process to consider the information provided to it. The Committee then met with representatives of EIMC and its affiliates, including Wells Fargo. In addition, during the course of their review, the Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC, and in meetings with independent legal counsel in multiple private sessions at which no personnel of EIMC were present. At a meeting of the full Board of Trustees held on September 23-24, 2009, the Committee reported the results of its discussions with EIMC. The full Board met with representatives of EIMC and its affiliates and engaged in further review of the materials provided to it, after which the independent Trustees and the full Board approved the continuation of each of the advisory and sub-advisory agreements.

The Trustees’ determination to approve the continuation of the advisory and sub-advisory agreements was based on a comprehensive evaluation of all of the information provided to them. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate. Although the Trustees considered the continuation of the agreements for each of the funds as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the independent Trustees.

ADDITIONAL INFORMATION (unaudited) continued

Information reviewed. The Board of Trustees and committees of the Board of Trustees met periodically during the course of the year. EIMC presented a wide variety of information at those meetings regarding the services it provides for the funds, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of the teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2008. The Trustees also considered changes in personnel at the funds and EIMC, including the appointment of a new President of the funds, who also serves as President and Chief Operating Officer of EIMC, and a new Chief Investment Officer of EIMC in August of 2008.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by an independent industry consultant in reviewing the information presented to them.

The Trustees noted that, in certain cases, EIMC and/or its affiliates provide advisory services to other clients that are comparable to the advisory services they provide to certain funds. The Trustees considered the information EIMC provided regarding the rates at which those other clients pay advisory fees to EIMC. Fees charged to those other clients were generally lower than those charged to the respective funds. In respect of these other accounts, EIMC noted that the compliance, reporting, and other legal burdens of providing investment advice to mutual funds generally exceed those required to provide advisory services to non-mutual fund clients such as retirement or pension plans.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIMC serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of fees paid by the funds with those paid by other mutual funds, the Trustees considered administrative fees paid by the funds and those other mutual funds. They considered that EIS, an affiliate of EIMC,

ADDITIONAL INFORMATION (unaudited) continued

would serve as distributor to the funds until January 3, 2010, and that Wells Fargo Funds Distributor, LLC, also an affiliate of EIMC, would serve as distributor to the funds beginning on January 4, 2010, and noted that the distributor receives fees from the funds for those services. The Trustees also considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC on behalf of the funds and brokerage commissions received by Wells Fargo Advisors, LLC (“Wells Fargo Advisors”) (formerly Wachovia Securities, LLC), an affiliate of EIMC, from transactions effected by it for the funds. The Trustees noted that the funds pay sub-transfer agency fees to various financial institutions, including Wells Fargo Advisors and its affiliates, that hold fund shares in omnibus accounts, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. In reviewing the services provided by an affiliate of EIMC, the Trustees noted that the affiliate of EIMC that provides transfer agency services to the funds had won recognition from Dalbar for customer service each year since 1998, and also won recognition from National Quality Review for customer service and for accuracy in processing transactions in 2008. They also considered that Wells Fargo Advisors and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them and that an affiliate of EIMC receives compensation for serving as a securities lending agent for a number of the funds.

The Trustees considered regulatory actions taken against EIMC or its affiliates in the past year, and on-going reviews of the operations of EIMC and its affiliates as they might affect the funds. They considered the findings of the regulators, the cooperation of EIMC and its affiliates with those regulators and with the Trustees in respect of those actions and reviews, and the remedial steps EIMC and its affiliates have taken in response. They also considered the scope and nature of on-going reviews being conducted by EIMC and its affiliates, and communications to the Trustees relating to those reviews.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates generally provide a comprehensive investment management service to the funds. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team and the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties.

The Trustees considered the managerial and financial resources available to EIMC and its affiliates and the commitment that the Evergreen/Wells Fargo organization has made to the funds generally. They considered assurances from representatives of Wells Fargo that

ADDITIONAL INFORMATION (unaudited) continued

the merger of Wells Fargo and Wachovia and the integration of those firms’ advisory and broker-dealer operations was not expected to result in any adverse effect on the funds, on the quality and level of services that EIMC provides to the funds, or on the resources available to the funds and to EIMC, and that Wells Fargo is committed to continue providing the funds with high-quality services.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the independent Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIMC under its administrative services agreements with the funds. They determined that the nature and scope of the services provided by EIMC were consistent with EIMC’s respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. Although the Trustees considered the performance of all share classes, the Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2008, the Fund’s Class A shares had underperformed the Fund’s benchmark index, the S&P 500 Index. The Trustees noted that the Fund’s Class A shares had performed in the fourth quintile for the one- and five-year periods ended December 31, 2008, and in the third and second quintiles, respectively, for the three- and ten-year periods ended December 31, 2008, of the mutual funds against which the Trustees compared the Fund’s performance.

The Trustees discussed each fund’s performance with representatives of EIMC. In each instance where a fund experienced a substantial period of underperformance relative to its benchmark index and/or the non-Evergreen fund peers against which the Trustees compared the fund’s performance, the Trustees considered EIMC’s explanation of the reasons for the relative underperformance and the steps being taken to address the relative underperformance. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC

ADDITIONAL INFORMATION (unaudited) continued

has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive. The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by the other mutual funds against which the Trustees compared the Fund’s management fee due in large part to a voluntary fee waiver by EIMC, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive. The Trustees also considered the management fee the Fund would have paid absent the voluntary fee waiver.

Economies of scale. The Trustees noted the possibility that economies of scale would be achieved by EIMC in managing the funds as the funds grow. They reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective management fee rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. They considered that, as a fund shrinks in size, breakpoints result in increasing fee levels. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on, among other things, the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability to EIMC of the services provided to any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Member of the Executive Committee, Former Chairman of the Finance Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Director, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s previous representation of affiliates of Wells Fargo & Company (“Wells Fargo”), the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

120971 565220 rv7 03/2010

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting.

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: March 31, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: March 31, 2010